Summary of Nonvested Stock and Stock Unit Awards (Detail) (Stock and Stock Unit Awards, USD $)	12 Months Ended
Dec. 31, 2011 Year
Stock and Stock Unit Awards
NUMBER
Beginning Balance	2,038,244
Granted	995,176
Vested	(179,044)
Forfeited	(45,309)
Ending Balance	2,809,067
WEIGHTED AVERAGE GRANT-DATE FAIR VALUE PER UNIT
Nonvested at beginning of the year	$ 54.41
Granted	$ 50.79
Vested	$ 66.81
Forfeited	$ 54.99
Nonvested at the end of year	$ 52.33
WEIGHTED AVERAGE REMAINING VESTING TERM (YEARS)
Nonvested at beginning of the year	2.7
Nonvested at the end of year	2.4